Expense Example	Oct. 31, 2024 USD ($)
Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund | Old Westbury All Cap Core Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,177
Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund | Old Westbury Large Cap Strategies Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund | Old Westbury Small & Mid Cap Strategies Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,414
Old Westbury Total Equity Fund | Old Westbury Total Equity Fund | Old Westbury Total Equity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	329
Old Westbury Credit Income Fund | Old Westbury Credit Income Fund | Old Westbury Credit Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	505
Expense Example, with Redemption, 10 Years	1,120
Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund | Old Westbury Fixed Income Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	360
Expense Example, with Redemption, 10 Years	835
Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund | Old Westbury Short-Term Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	1,086
Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund | Old Westbury Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	796
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	906
Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund | Old Westbury New York Municipal Bond Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	377
Expense Example, with Redemption, 10 Years	$ 885